ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	September 30, 2024	December 31, 2023
Trade receivables	$146,058	$180,989
Less: allowance for credit losses	(13,509)	(9,720)
Total	$132,549	$171,269

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at September 30, 2024, and December 31, 2023, were $146.1 million and $181.0 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	For the three-month period ended		For the nine-month period ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

Allowance for credit losses at beginning of period	$(13,354)	$(11,799)	$(9,720)	$(12,664)
(Increase) decrease to allowance for the period	(990)	255	(5,306)	812
Write-off of credit losses	835	791	1,517	1,099
Allowance for credit losses at end of period	$(13,509)	$(10,753)	$(13,509)	$(10,753)